Insurance (Obligations Under Funding Agreements - Liability and Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	$ 31,600	$ 33,900
Invested Assets Pledged As Collateral	23,145	25,996
Funding agreements - Federal Agricultural Mortgage Corporation
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	2,550	2,750
Invested Assets Pledged As Collateral	2,643	3,162
Federal Home Loan Bank of New York
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	12,570	12,570
Collateral pledged relating to obligations under funding agreements	14,085	15,255
Federal Home Loan Bank of Boston
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	250	575
Collateral pledged relating to obligations under funding agreements	311	666
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	845	1,405
Collateral pledged relating to obligations under funding agreements	999	1,688
Federal Home Loan Bank of Pittsburgh
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	1,820	435
Collateral pledged relating to obligations under funding agreements	$ 2,112	$ 1,367